Shareholder Report, Average Annual Return (Details)	12 Months Ended	14 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000028751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	2.36%		13.41%	8.32%
C000028750
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	5.12%		13.54%	7.98%
C000028754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000254617
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000028758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(9.16%)		8.66%	7.02%
C000028757
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(6.68%)		8.79%	6.69%
C000028761
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135456
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000028765
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028762
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	27.42%		10.75%	5.68%
C000028764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	31.04%		10.89%	5.35%
C000028768
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000028751
Average Annual Return [Line Items]
Average Annual Return, Percent	7.16%		14.69%	9.08%
Without Sales Load [Member] | C000028748
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%		14.40%	8.79%
Without Sales Load [Member] | C000028750
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%		13.54%	7.98%
Without Sales Load [Member] | C000028754
Average Annual Return [Line Items]
Average Annual Return, Percent	7.18%		14.69%	9.10%
Without Sales Load [Member] | C000254617
Average Annual Return [Line Items]
Average Annual Return, Percent	7.21%	13.43%
Without Sales Load [Member] | C000028758
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.89%)		9.89%	7.76%
Without Sales Load [Member] | C000028755
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.13%)		9.62%	7.49%
Without Sales Load [Member] | C000028757
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.88%)		8.79%	6.69%
Without Sales Load [Member] | C000028761
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.99%)		9.83%	7.74%
Without Sales Load [Member] | C000135456
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.90%)		9.92%	7.82%
Without Sales Load [Member] | C000028765
Average Annual Return [Line Items]
Average Annual Return, Percent	33.37%		12.01%	6.41%
Without Sales Load [Member] | C000028762
Average Annual Return [Line Items]
Average Annual Return, Percent	33.04%		11.72%	6.14%
Without Sales Load [Member] | C000028764
Average Annual Return [Line Items]
Average Annual Return, Percent	32.04%		10.89%	5.35%
Without Sales Load [Member] | C000028768
Average Annual Return [Line Items]
Average Annual Return, Percent	33.18%		11.97%	6.49%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	18.44%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%		15.28%	14.63%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	24.50%		9.27%	7.72%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	24.50%		9.27%	7.72%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	24.50%		9.27%	7.72%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	24.50%		9.27%	7.72%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	7.25%		12.01%	10.21%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	7.25%		12.01%	10.21%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	7.25%		12.01%	10.21%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	7.25%		12.01%	10.21%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	7.25%	11.31%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	4.09%		11.39%	9.15%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	4.09%		11.39%	9.15%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	4.09%		11.39%	9.15%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	4.09%		11.39%	9.15%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	4.09%		11.39%	9.15%